JPMorgan Mid Cap Value Fund Class L Expense Example - L Shares [Member] - JPMorgan Mid Cap Value Fund Class L - Class L	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 985